Innovator Laddered Allocation Power Buffer ETF
Schedule of Investments
July 31, 2026 (Unaudited)

AFFILIATED EXCHANGE TRADED FUNDS - 99.9%	Shares		Value
Innovator U.S. Equity Power Buffer ETF - April (a)(b)	1,800,841		$ 76,499,726
Innovator U.S. Equity Power Buffer ETF - August (a)(b)	1,678,085		77,158,348
Innovator U.S. Equity Power Buffer ETF - December (a)(b)	1,683,847		77,844,247
Innovator U.S. Equity Power Buffer ETF - February (a)(b)	1,785,501		77,365,758
Innovator U.S. Equity Power Buffer ETF - January (a)(b)	1,552,062		77,370,291
Innovator U.S. Equity Power Buffer ETF - July (a)(b)	1,559,963		76,360,189
Innovator U.S. Equity Power Buffer ETF - June (a)(b)	1,722,174		74,707,908
Innovator U.S. Equity Power Buffer ETF - March (a)(b)	1,604,308		77,119,086
Innovator U.S. Equity Power Buffer ETF - May (a)(b)	1,818,221		75,474,354
Innovator U.S. Equity Power Buffer ETF - November (a)(b)	1,749,716		78,124,819
Innovator U.S. Equity Power Buffer ETF - October (a)(b)	1,662,112		77,703,736
Innovator U.S. Equity Power Buffer ETF - September (a)(b)	1,662,861		77,206,636
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $789,689,011)			922,935,098

TOTAL INVESTMENTS - 99.9% (Cost $789,689,011)			922,935,098
Money Market Deposit Account - 0.1% (c)			682,435
Liabilities in Excess of Other Assets - (0.0)% (d)		(0.00008)	(71,761)
TOTAL NET ASSETS - 100.0%			$ 923,545,772

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Innovator Laddered Allocation Power Buffer ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Affiliated Exchange Traded Funds	$ 922,935,098	$ –	$ –	$ 922,935,098
Total Investments	$ 922,935,098	$ –	$ –	$ 922,935,098

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of July 31, 2026
(% of Net Assets)
Affiliated Exchange Traded Funds	$ 922,935,098	99.9%
Money Market Deposit Account	682,435	0.1
Liabilities in Excess of Other Assets	(71,761)	0.0(a)
	$ 923,545,772	100.0%

(a)	Represents less than 0.05% of net assets.

Innovator Laddered Allocation Power Buffer ETF - Transactions with Affiliates
	Value as of October 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of July 31, 2026	Shares as of July 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Innovator U.S. Equity Power Buffer ETF - April	$ 61,026,637	$ 16,810,520	$ (7,863,941)	$ 1,523,841	$ 5,002,669	$ 76,499,726	1,800,841	$ –	$ –
Innovator U.S. Equity Power Buffer ETF - August	61,209,706	17,074,556	(6,109,618)	1,839,079	3,144,625	77,158,348	1,678,085	–	–
Innovator U.S. Equity Power Buffer ETF - December	61,494,494	16,949,275	(6,269,818)	1,646,968	4,023,328	77,844,247	1,683,847	–	–
Innovator U.S. Equity Power Buffer ETF - February	61,259,751	16,884,430	(6,179,881)	1,630,647	3,770,811	77,365,758	1,785,501	–	–
Innovator U.S. Equity Power Buffer ETF - January	61,126,480	17,084,909	(6,114,337)	1,685,622	3,587,617	77,370,291	1,552,062	–	–
Innovator U.S. Equity Power Buffer ETF - July	61,203,151	16,857,554	(6,091,659)	1,807,432	2,583,711	76,360,189	1,559,963	–	–
Innovator U.S. Equity Power Buffer ETF - June	61,117,453	16,594,486	(6,103,034)	1,496,751	1,602,252	74,707,908	1,722,174	–	–
Innovator U.S. Equity Power Buffer ETF - March	61,169,349	16,870,268	(6,555,442)	1,657,329	3,977,582	77,119,086	1,604,308	–	–
Innovator U.S. Equity Power Buffer ETF - May	60,980,433	16,667,021	(6,260,541)	1,548,976	2,538,465	75,474,354	1,818,221	–	–
Innovator U.S. Equity Power Buffer ETF - November	61,089,900	18,020,545	(6,106,301)	1,374,434	3,746,241	78,124,819	1,749,716	–	–
Innovator U.S. Equity Power Buffer ETF - October	61,411,544	17,385,912	(6,116,973)	1,537,945	3,485,308	77,703,736	1,662,112	–	–
Innovator U.S. Equity Power Buffer ETF - September	61,201,008	17,181,353	(6,103,611)	1,707,773	3,220,113	77,206,636	1,662,861	–	–
	$ 734,289,906	$ 204,380,829	$ (75,875,156)	$ 19,456,797	$ 40,682,722	$ 922,935,098	20,279,691	$ –	$ –